FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Provisions detail using the expected credit losses model (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets investments and derivatives [Line Items]
Carrying amount	$ 16,822,754	$ 17,361,475
Loss allowance	(10,929,395)	(10,235,831)	$ (8,223,103)	$ (6,621,911)
12-month expected credit losses
Disclosure of financial assets investments and derivatives [Line Items]
Securities at amortized cost	4,018,724
Securities at fair value through other comprehensive income	3,904,857
12-month expected credit losses | Stage One
Disclosure of financial assets investments and derivatives [Line Items]
Securities at amortized cost	3,922,889
Securities at fair value through other comprehensive income	3,904,857
12-month expected credit losses | Stage Two
Disclosure of financial assets investments and derivatives [Line Items]
Securities at amortized cost	95,835
Securities at fair value through other comprehensive income	0
12-month expected credit losses | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Securities at amortized cost		3,481,928
Carrying amount	4,030,462	3,493,658
Loss allowance	(11,738)	(11,730)
12-month expected credit losses | Financial assets at amortised cost, category | Stage One
Disclosure of financial assets investments and derivatives [Line Items]
Securities at amortized cost		3,456,164
Carrying amount	3,933,039	3,467,285
Loss allowance	(10,150)	(11,121)
12-month expected credit losses | Financial assets at amortised cost, category | Stage Two
Disclosure of financial assets investments and derivatives [Line Items]
Securities at amortized cost		25,764
Carrying amount	97,423	26,373
Loss allowance	(1,588)	(609)
12-month expected credit losses | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Carrying amount	3,907,720	3,332,791
Loss allowance	(2,863)	(3,053)
Securities at fair value through other comprehensive income		3,329,738
12-month expected credit losses | Financial assets measured at fair value through other comprehensive income, category | Stage One
Disclosure of financial assets investments and derivatives [Line Items]
Carrying amount	3,907,720	3,332,398
Loss allowance	(2,863)	(3,053)
Securities at fair value through other comprehensive income		3,329,345
12-month expected credit losses | Financial assets measured at fair value through other comprehensive income, category | Stage Two
Disclosure of financial assets investments and derivatives [Line Items]
Carrying amount	0	393
Loss allowance	$ 0
Securities at fair value through other comprehensive income		$ 393